Premises and Equipment - Rent Commitments Under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 571
2019	479
2020	226
2021	91
2022	36
Total	$ 1,403